Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Inventories expensed to cost of revenue	$ 4,733	$ 59,398	$ 105,829